DEBT AND OTHER OBLIGATIONS	12 Months Ended
Dec. 31, 2011
DEBT AND OTHER OBLIGATIONS
DEBT AND OTHER OBLIGATIONS

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Debt (year of issue):
Revolving Line Of Credit	$170,000	$142,000
7.45% Medium-Term Notes (1996), due 2011	—	9,852
4.30% Senior Notes (2003), due 2013	250,000	250,000
4.875% Senior Notes (2004), due 2014	150,000	150,000
6.40% Senior Notes (2007), due 2018	150,000	150,000
7.375% Senior Notes (2009), due 2019	400,000	400,000
8.00% Senior Notes (2009), due 2024, callable 2014	100,000	100,000
8.45% Senior Notes (2009), due 2039	300,000	300,000

Total Debt	$1,520,000	$1,501,852

Subordinated debt securities (year of issue):
7.50% Subordinated Debentures (2001), due 2031, callable 2006	$103,093	$103,093
7.25% Subordinated Debentures (2002), due 2032, callable 2007	118,557	118,557
6.125% Subordinated Debentures (2004), due 2034, callable 2009	103,093	103,093
7.25% Capital Securities (2006), due 2066, callable 2011	200,000	200,000

Total subordinated debt securities	$524,743	$524,743